SCHEDULE OF DISCLOSURE OF INDIVIDUAL FINANCIAL INFORMATION (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Current assets	$ 10,497,795	$ 14,716,800
Non-current assets	4,358,442	6,084,898
Total assets	14,856,237	20,801,698	$ 22,971,688
Current liabilities	3,312,045	3,811,719
Non-current liabilities	381,616	558,908
Total liabilities	3,693,661	4,370,627	1,438,653
Share Capital	161,342,707	155,138,636	153,574,974
Other reserves	6,535,556	11,498,651
Accumulated losses	(156,715,687)	(150,206,216)	(143,075,218)
Total equity	11,162,576	16,431,071	21,533,035	$ 13,992,607
Parent [member]
IfrsStatementLineItems [Line Items]
Current assets	10,035,224	5,022,689	21,809,918
Non-current assets	4,237,344	5,815,118	2,011,338
Total assets	14,272,568	10,837,807	23,821,256
Current liabilities	2,841,919	2,270,626	1,317,378
Non-current liabilities	314,999	589,745	7,694,668
Total liabilities	3,156,918	2,860,371	9,012,046
Share Capital	161,342,707	155,138,636	153,574,974
Other reserves	(117,131)	(117,131)	(117,131)
Share-based payment	3,917,101	8,937,157	8,499,649
Accumulated losses	(154,027,027)	(155,981,226)	(147,148,282)
Total equity	11,115,650	7,977,436	14,809,210
Loss for the year	$ (3,697,316)	$ (8,833,064)	$ (1,601,672)